Financial Risks - Summary of information about probability default rate explanatory (Detail) - Americas [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Top of range [member] | AAA Credit Grades [Member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0021	0.0024
Top of range [member] | AA credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0034	0.0037
Top of range [member] | A credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0052	0.0057
Top of range [member] | BBB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0079	0.0085
Top of range [member] | BB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0131	0.0085
Top of range [member] | B Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0307	0.0308
Top of range [member] | CCC Or Lower Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	1	1
Bottom of range [member] | AAA Credit Grades [Member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0001	0.0002
Bottom of range [member] | AA credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0002	0.0003
Bottom of range [member] | A credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0006	0.0007
Bottom of range [member] | BBB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0017	0.002
Bottom of range [member] | BB credit grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0048	0.0055
Bottom of range [member] | B Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.012	0.0138
Bottom of range [member] | CCC Or Lower Credit Grades [member]
Disclosure Of Information About Probability Default Rate [Line Items]
Probability Default Rating	0.0196	0.0205